INVESTMENTS UNDER EQUITY METHOD (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($) Item	Dec. 31, 2013 USD ($)
Condensed statement of operations information:
Revenue	$ 14,237,107	$ 17,260,168	$ 12,436,311
Net income	1,082,880	118,987	226,421
Group's equity in net income of investees	529,642	55,524	110,362
Condensed balance sheet information:
Current assets	16,482,244	15,227,141
Non-current assets	2,173,274	3,209,706
Total assets	18,655,518	18,436,847
Current liabilities	5,716,659	5,832,265
Non-current liabilities	394,703	392,352
Equity	12,544,156	12,212,230
Total liabilities and equity	18,655,518	18,436,847
Group's share of net assets	6,146,636	5,983,993
Carrying value of the Group's investments under the equity method	$ 6,874,627	$ 7,431,629
Number of equity method investees | Item	12	12
Impairment loss recognized on investments under equity method	$ 537,939